Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts Receivable, Net
NOTE 4 – ACCOUNTS RECEIVABLE, NET
The following summarizes accounts receivable, net (in thousands):

	September 30, 2021	December 31, 2020
Servicing fees	$91,231	$55,838
Investor receivables	63,049	89,881
Servicing advances	61,602	60,053
Pair-offs receivable	40,207	438
Receivables from sale of servicing	38,879	10,597
Due from title companies	37,144	33,663
Warehouse bank receivable	17,859	3,642
Other receivables	128	28
Provision for current expected credit losses	(10,071)	(540)

Total Accounts Receivable, Ne t	$340,028	$253,600

The Company periodically evaluates the carrying value of accounts receivable balances with delinquent receivables being written-off
based on specific credit evaluations and circumstances of the debtor.

UNITED WHOLESALE MORTGAGE, LLC
Accounts Receivable, Net
NOTE 4 – ACCOUNTS RECEIVABLE, NET
The following summarizes accounts receivable, net at December 31 (in thousands):

	December 31,
	2020	2019
Investor receivables	$100,478	$104,303
Servicing advances	60,053	9,004
Servicing fees	55,838	23,113
Due from title companies	33,663	16,729
Warehouse—after deadline funding	3,642	4,020
Pair-offs receivable	438	6,317
Receivable—related party	28	245
Allowance for doubtful accounts	(540)	(258)

Total Accounts Receivable, Net	$253,600	$163,473

The Company periodically evaluates the carrying value of accounts receivable balances with delinquent receivables being written-off
based on specific credit evaluations and circumstances of the debtor.